Long-Term Notes Receivable and Other Assets	6 Months Ended
Jun. 30, 2018
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Long-Term Notes Receivable and Other Assets

NOTE 14. LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS

a.	Long-term notes receivable

As of June 30, 2018 and December 31, 2017, the balance of long-term notes receivable was as follows:

	June 30, 2018	December 31, 2017
Promissory notes issued by the Mexican Government	Ps. 148,338,390	Ps. 147,274,076
Other long-term notes receivable	1,022,386	1,218,833

Total long-term notes receivable	Ps. 149,360,776	Ps. 148,492,909

Promissory notes issued by the Mexican Government

	June 30, 2018	December 31, 2017
Total promissory notes	Ps. 152,010,092	Ps. 149,796,282
Less: current portion of notes receivable (1)	3,671,702	2,522,206

Long-term promissory notes	Ps. 148,338,390	Ps. 147,274,076

(1)	The current portion of the promissory notes and the total yield payments due are allocated under sundry debtors in accounts receivable, net (see Note 7).

On December 24, 2015, the SHCP published in the Official Gazette of the Federation the Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias (General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.

In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current assets once the independent expert named by SHCP concluded its review.

On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a value of Ps.184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016 Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as Bonos de Desarrollo del Gobierno Federal (Development Bonds of the Federal Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.

Petróleos Mexicanos recognized a Ps.135,439,612 increase in equity as a result of the Ps.184,230,586 of the promissory notes as of June 29, 2016, minus the Ps.50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes.

As of June 30, 2018 and December 31, 2017, these promissory notes amounted to Ps. 148,338,390 and Ps. 147,274,076, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2018 to 2042 and annual rates ranging from 4.65% to 7.03% as follows:

Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2019	5.14%	Ps.	3,671,702
1	2020	5.39%		4,539,577
1	2021	5.57%		5,382,870
1	2022	5.74%		5,969,742
1	2023	5.87%		6,519,694
5	2024-2028	5.98% a 6.47%		36,001,121
5	2029-2033	6.61% a 6.85%		36,290,602
5	2034-2038	6.89% a 7.02%		33,018,175
4	2039-2042	7.00% a 6.94%		20,616,609

Total promissory notes				152,010,092
Less: current portion				3,671,702

Long-term notes receivable			Ps.	148,338,390

From January to June 30, 2018 PEMEX recognized Ps. 4,764,834 in accrued yields from these promissory notes, which was recognized as financing income in the consolidated statement of comprehensive income.

Yield rates for these promissory notes are pre-determined and fixed all throughout their lifespans and up to their maturities. Accordingly, fixed rates may not reflect market interest rate conditions as of the due date of each promissory note. In addition, PEMEX believes the promissory notes do not have a credit risk because they are issued by the Mexican Government in Mexican pesos.

b.	Other assets

As of June 30, 2018 and December 31, 2017, the balance of other assets was as follows:

	June 30, 2018		December 31, 2017
Payments in advance	Ps.	3,328,576	Ps.	4,683,117
Other		7,987,986		1,211,984

Total other assets	Ps.	11,316,562	Ps.	5,895,100